Shareholder Report, Average Annual Return (Details) 194124_Pacer S-P SmallCap 600 Quality FCF Aristocrats ETF_TF_TSR Annual {TF}	2 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Pacer S&P SmallCap 600 Quality FCF Aristocrats ETF NAV
Average Annual Return, Percent	(2.29%)
S&P SmallCap 600 Quality FCF Aristocrats Index (USD) TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Quality FCF Aristocrats Index
Average Annual Return, Percent	(2.15%)
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	5.74%
S&P SmallCap 600 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Average Annual Return, Percent	(0.43%)